Investment and return (Tables)	12 Months Ended
Dec. 31, 2025
Investment And Return [Abstract]
Schedule of Cash Resources and Other Financial Assets	The Group’s Treasury function aims to protect the Group’s financial investments, while maximising returns. The fair value of financial assets is considered to be the same as the carrying amount for 2025 and 2024. The Group’s cash resources and other financial assets are shown below.

Financial assets(a)	€ million Current 2025	€ million Non-current 2025	€ million Total 2025	€ million Current 2024	€ million Non-current 2024	€ million Total 2024
Cash and cash equivalents
Cash at bank and in hand	2,490	–	2,490	3,241	–	3,241
Short-term deposits(b)	1,066	–	1,066	2,436	–	2,436
Other cash equivalents(c)	385	–	385	459	–	459
	3,941	–	3,941	6,136	–	6,136
Other financial assets
Financial assets at amortised cost(d)	541	368	909	736	526	1,262
Financial assets at fair value through other comprehensive income(e)	–	2,216	2,216	–	600	600
Financial assets at fair value through profit or loss:
Derivatives	50	140	190	149	68	217
Other(f)	530	341	871	445	377	822
	1,121	3,065	4,186	1,330	1,571	2,901
Total	5,062	3,065	8,127	7,466	1,571	9,037
(a)For the purposes of this note and note 15C, financial assets and liabilities exclude trade and other current receivables and trade payables and other liabilities which are covered in notes
13 and 14 respectively.
(b)Short-term deposits typically have maturity of up to three months.
(c)Other cash equivalents include investments in overnight funds and marketable securities.
(d)Current financial assets at amortised cost include short-term deposits with banks with maturities longer than three months excluding deposits which are part of a recognised cash management process, fixed income securities and loans to joint venture entities. Non-current financial assets at amortised cost include judicial deposits of €175 million (2024: €196 million).
(e)Included within non-current financial assets at fair value through other comprehensive income are equity investments. These investments are not held by Unilever for trading purposes and hence the Group has opted to recognise fair value movements through other comprehensive income. This includes an amount of €1,655 million related to the Group’s retained investment in TMICC recognised following the demerger of our Ice Cream business during the year. The fair value movement in 2025 of all these equity investments was €(17) million (2024: €64 million).
(f)Current other financial assets at fair value through profit or loss include money market funds, marketable securities and other capital market instruments. Included within non-current financial assets at fair value through profit or loss are assets in a trust to fund benefit obligations in the US (see also note 4B) of €23 million (2024: €30 million), option to acquire non-
controlling interest in subsidiaries of €16 million (2024: €27 million) and investments in financial institutions.

Schedule of Cash and Cash Equivalents Reconciliation to Cash Flow Statement

Cash and cash equivalents reconciliation to the cash flow statement	€ million 2025	€ million 2024
Cash and cash equivalents per balance sheet	3,941	6,136
Less: Bank overdrafts	(65)	(180)
Add: Cash and cash equivalents included in assets held for sale	–	–
Less: Bank overdraft included in liabilities held for sale	(6)	(6)
Cash and cash equivalents per cash flow statement	3,870	5,950